SUPPLEMENT DATED NOVEMBER 25, 2025 TO

THE FOLLOWING PROSPECTUS

GUGGENHEIM DEFINED PORTFOLIOS, SERIES 2533

DATED November 24, 2025

Balanced Income Builder Portfolio, Series 53

File No. 333-289734

Notwithstanding anything to the contrary in the Prospectus, the second sentence under the “Security Selection – US High Dividend Strategy” section for the Trust is hereby deleted and replaced with the following:

These stocks were selected on November 18, 2025 (the “Security Selection Date”) using the security selection rules described below.

Please keep for future reference.